Financial Instruments and Financial Risk Management - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 9,701
Convertible notes, notes payable and accrued interest	89,181	$ 9,198	$ 3,795
Contingent consideration payable	5,464
Total	104,346
Less than 1 Year [member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	8,101
Convertible notes, notes payable and accrued interest	7,382
Contingent consideration payable	750
Total	16,233
1 to 3 years [member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	800
Convertible notes, notes payable and accrued interest	37,510
Contingent consideration payable	4,714
Total	43,024
3 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	800
Convertible notes, notes payable and accrued interest	44,289
Total	45,089
Greater than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 0